[The American Funds Group/R/]

AMERICAN BALANCED FUND

Semi-Annual Report for the Six Months Ended June 30, 2001

[4 photographs of the same tree - one taken in spring, one in summer, one in fall, and one in winter; these 4 photographs are superimposed over one giant tree leaf]


AMERICAN BALANCED FUND/R/ is one of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

American Balanced Fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in stocks and fixed-income securities. It is managed as though it constituted the complete investment program of the prudent investor.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2001:

                                                  1 year         5 years        10 years

Class A shares                                    +12.41%        +11.73%        +12.23%
   Reflecting 5.75% maximum sales charge

Results for other share classes can be found on page 33.

Please see back cover for important information about other share classes.

The fund's 30-day yield for Class A shares as of July 31, 2001, calculated in accordance with the Securities and Exchange Commission formula, was 2.72%. The fund's distribution rate for Class A shares as of that date was 3.11%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the fund's distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.


FELLOW SHAREHOLDERS:

The six months ended June 30, 2001, proved to be a continuation of last year's weak stock market. As the economy struggled to recover from the bursting of the technology bubble, corporate earnings generally continued to be disappointing. Bonds, on the other hand, provided a reasonable return.

In this mixed environment, American Balanced Fund earned a total return of +6.1%, outpacing the Lipper Balanced Funds Index,/1/ which had a total return of -1.7%. The equity market, as measured by Standard & Poor's 500 Composite Index,/1/ returned -6.7%. Fueled by solid returns from corporate bonds, the Lehman Brothers Aggregate Bond Index/1/ rose +3.6%.

/1/These indexes are unmanaged.


RESEARCH, SELECTION HELPED RESULTS

Thorough research in the bond and equity areas helped American Balanced Fund do better than the S&P 500 by almost 13 percentage points during the six months. This wide margin follows a year in which the fund recorded a return 25 percentage points higher than that of the S&P 500. Although we are pleased to report these exceptionally strong results, we must note that relative results such as these are unsustainable.

Stocks that helped in the first half of this year came from a wide spectrum of industries. After a period of being beaten down, the stocks of two troubled companies started to show some improvement. Retailer J.C. Penney more than doubled in price and IKON Office Solutions, a supplier of office-equipment services, almost quadrupled. In the mixed technology sector, a few recently acquired positions did well. Microsoft rose 68%, reflecting expectations (later realized) that a federal appeals court would overrule a lower court's order that the software giant be split in two. Dell Computer bounced back with a 50% price gain. On the other hand, Nokia and Texas Instruments were quite weak, showing declines of more than 30%.


SIGNIFICANT CHANGES IN THE STOCK PORTFOLIO

The fund made significant changes in its stock portfolio in the first six months of the year, reducing positions in industry groups that had experienced sharp gains - like oil and gas - and reinvesting the proceeds into lower-priced technology and pharmaceutical stocks.

Pharmaceutical companies became the fund's largest holding, rising from 2.4% of total assets at the beginning of the year to 4.7% on June 30. These stocks were generally weak during the past six months, and we used that weakness to increase our position. Conversely, the fund reduced its oil and gas position from 6.3% to 4.4%. The fund also selectively increased its holdings in technology stocks, although its overall position in the group remains well below that of the major market indexes. Reflecting these changes, the stock portfolio is somewhat more diversified than usual, a position with which we are comfortable in the present environment.

Corporate earnings have been under significantly more pressure than one would expect given the moderate slowdown in the economy. During the recent market bubble, corporate America spent too much on technology and corporate capacity was built up too quickly. Companies became careless in controlling expenses. This earnings pressure is translating into corporate dividend cuts and seems unlikely to abate in the near future.


BONDS HELP FUND'S RESULTS

The first half of this year was a favorable period in the bond market. The most dramatic development was the Federal Reserve's lowering of the federal funds rate by 2.75 percentage points to 3.75% by the end of June, an action that has thus far strengthened the corporate bond market. However, the economy is still sluggish. Unemployment is increasing, with a large number of layoffs in the technology sector. The major bright spot is that so far consumer spending has held up reasonably well.

Corporate bonds began the year with higher than normal yields relative to Treasury bonds because of concerns about a recession. After the Federal Reserve's easing of the federal funds rate, corporate bonds and mortgage-backed bonds outperformed Treasuries.

It is American Balanced Fund's policy to maintain between 50% and 75% of its assets in equities at all times. At the end of this fiscal period, 60% was invested in equities and 31% in bonds, with the remainder in short-term securities and cash equivalents. This represents only a slight change from the beginning of the year. Our current 60% position in equities reflects a tension between two views. On the one hand, we find a large number of stocks we are comfortable owning in the portfolio based on their favorable long-term prospects. On the other hand, while equity valuations are not as wildly excessive as they were 18 months ago, they remain rather high when viewed from a historic perspective.

During the past six months, the number of shareholder accounts grew by about 30%. We welcome all of our new shareholders and look forward to reporting to you again in the new year.

Cordially,

/s/ Robert G. O'Donnell
Robert G. O'Donnell
Chairman of the Board

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
President

August 13, 2001



Investment Portfolio, June 30, 2001, Unaudited

[begin pie chart]
                                                                                         Percent of
                                                                                         Net Assets
Common Stocks                                                                                 59%
Convertible Securities and Preferred Stock                                                     1%
Corporate Bonds & Notes                                                                       15%
U.S. Treasury & Agency Securities                                                             16%
Short-Term Securities
   & Cash Equivalents                                                                          9%
[end pie chart]


TEN LARGEST EQUITY HOLDINGS                                                                                         Percent of
                                                                                         Net Assets
Bristol-Myers Squibb                                                                           1.93%
Hewlett-Packard                                                                                1.59%
AT&T                                                                                           1.46%
Texaco                                                                                         1.41%
Bank of America                                                                                1.21%
Genuine Parts                                                                                  1.15%
McDonald's                                                                                     1.15%
Philip Morris                                                                                  1.04%
Motorola                                                                                       1.01%
TRW                                                                                            1.01%

                                                                                     MARKET     PERCENT
                                                                      NUMBER OF       VALUE      OF NET
COMMON STOCKS                                                            SHARES       (000)      ASSETS

PHARMACEUTICALS  -  4.67%
AstraZeneca PLC (ADR)                                                    500,000      23,375         .31
Bristol-Myers Squibb Co.                                               2,780,000     145,394        1.93
Johnson & Johnson                                                        600,000      30,000         .40
Merck & Co., Inc.                                                        700,000      44,737         .59
Pfizer Inc                                                               950,000      38,047         .50
Schering-Plough Corp.                                                  1,950,000      70,668         .94
                                                                                     352,221        4.67
BANKS  -  4.51%
Bank of America Corp.                                                  1,520,000      91,246        1.21
BANK ONE CORP.                                                         1,575,000      56,385         .75
First Union Corp.                                                        600,000      20,964         .28
FleetBoston Financial Corp.                                              500,000      19,725         .26
National City Corp.                                                    1,900,000      58,482         .77
Wachovia Corp.                                                           675,000      48,026         .64
Washington Mutual, Inc.                                                1,200,000      45,060         .60
                                                                                     339,888        4.51
OIL & GAS  -  4.35%
Ashland Inc.                                                           1,050,000      42,105         .56
Pennzoil-Quaker State Co.                                              2,750,000      30,800         .41
Phillips Petroleum Co.                                                   500,000      28,500         .38
Royal Dutch Petroleum Co. (New York registered)                          465,000      27,096
"Shell" Transport and Trading Co., PLC                                 3,300,000      27,552         .72
Texaco Inc.                                                            1,600,000     106,560        1.41
Tosco Corp.                                                              725,000      31,936         .42
Ultramar Diamond Shamrock Corp.                                          250,000      11,812         .16
USX-Marathon Group                                                       750,000      22,132         .29
                                                                                     328,493        4.35
RETAILING  -  3.54%
Albertson's, Inc.                                                      1,600,000      47,984         .63
Gap, Inc.                                                                800,000      23,200         .31
J.C. Penney Co., Inc.                                                  2,400,000      63,264         .84
Lowe's Companies, Inc.                                                   360,000      26,118         .35
May Department Stores Co.                                              1,665,000      57,043         .76
TJX Companies, Inc.                                                    1,000,000      31,870         .42
Walgreen Co.                                                             500,000      17,075         .23
                                                                                     266,554        3.54
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.10%
ALLTEL Corp.                                                             350,000      21,441         .28
AT&T Corp.                                                             5,000,000     110,000        1.46
CenturyTel, Inc.                                                       1,650,000      49,995         .66
Qwest Communications International Inc.                                  451,502      14,389         .19
Verizon Communications, Inc.                                             712,800      38,135         .51
                                                                                     233,960        3.10
ELECTRIC UTILITIES  -  2.73%
Consolidated Edison, Inc.                                              1,000,000      39,800         .53
Constellation Energy Group, Inc.                                       1,069,600      45,565         .60
FPL Group, Inc.                                                          600,000      36,126         .48
PG&E Corp.                                                             3,250,000      36,400         .48
TXU Corp.                                                              1,000,000      48,190         .64
                                                                                     206,081        2.73
COMPUTERS & PERIPHERALS  -  2.42%
Dell Computer Corp. /1/                                                1,100,000      28,765         .38
Hewlett-Packard Co.                                                    4,200,000     120,120        1.59
International Business Machines Corp.                                    300,000      33,900         .45
                                                                                     182,785        2.42
FOOD, BEVERAGE & TOBACCO  -  2.34%
General Mills, Inc.                                                      361,500      15,826         .21
H.J. Heinz Co.                                                         1,500,000      61,335         .81
Philip Morris Companies Inc.                                           1,550,000      78,662        1.04
Sara Lee Corp.                                                         1,100,000      20,834         .28
                                                                                     176,657        2.34
PAPER & FOREST PRODUCTS  -  2.28%
International Paper Co.                                                1,200,000      42,840         .57
Mead Corp.                                                             1,150,000      31,211         .42
Potlatch Corp.                                                           550,000      18,925         .25
Westvaco Corp.                                                           750,000      18,217         .24
Weyerhaeuser Co.                                                       1,100,000      60,467         .80
                                                                                     171,660        2.28
COMMUNICATIONS EQUIPMENT  -  2.25%
Cisco Systems, Inc. /1/                                                1,682,900      30,629         .41
Corning Inc.                                                           2,900,000      48,459         .64
Motorola, Inc.                                                         4,600,000      76,176        1.01
Nokia Corp., Class A (ADR)                                               650,000      14,326         .19
                                                                                     169,590        2.25
INSURANCE  -  2.12%
Allstate Corp.                                                         1,700,000      74,783         .99
American General Corp.                                                   500,000      23,225         .31
Aon Corp.                                                                474,400      16,604         .22
Royal & Sun Alliance Insurance Group PLC                               6,000,000      45,348         .60
                                                                                     159,960        2.12
MEDIA  -  1.97%
Gannett Co., Inc.                                                        750,000      49,425         .66
Interpublic Group of Companies, Inc.                                   1,150,000      33,752         .45
Knight-Ridder, Inc.                                                      375,000      22,237         .29
New York Times Co., Class A                                              600,000      25,200         .33
Vivendi Universal(ADR)                                                   308,400      17,887         .24
                                                                                     148,501        1.97
HOTELS, RESTAURANTS & LEISURE  -  1.77%
Carnival Corp.                                                         1,530,000      46,971         .62
McDonald's Corp.                                                       3,200,000      86,592        1.15
                                                                                     133,563        1.77
CHEMICALS  -  1.71%
Crompton Corp.                                                         3,717,500      40,521         .54
Dow Chemical Co.                                                       1,400,000      46,550         .61
Millennium Chemicals Inc.                                              2,800,000      42,140         .56
                                                                                     129,211        1.71
MACHINERY  -  1.42%
Caterpillar Inc.                                                         800,000      40,040         .53
Deere & Co.                                                            1,200,000      45,420         .61
Pall Corp.                                                               903,200      21,252         .28
                                                                                     106,712        1.42
REAL ESTATE  -  1.36%
Apartment Investment and Management Co., Class A                         550,000      26,510         .35
Equity Residential Properties Trust                                      600,000      33,930         .45
Spieker Properties, Inc.                                                 700,000      41,965         .56
                                                                                     102,405        1.36
DIVERSIFIED FINANCIALS  -  1.34%
Fannie Mae                                                               240,000      20,436         .27
Freddie Mac                                                              250,000      17,500         .23
Household International, Inc.                                            625,000      41,687         .55
J.P. Morgan Chase & Co. (formed by the merger of                         480,000      21,408         .29
 Chase Manhattan Corp. and J.P. Morgan & Co. Inc.)
                                                                                     101,031        1.34
SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  1.25%
Intel Corp.                                                            1,100,000      32,175         .43
Texas Instruments Inc.                                                 1,250,000      39,375         .52
Xilinx, Inc.  /1/                                                        547,000      22,558         .30
                                                                                      94,108        1.25
RAILROADS  -  1.20%
Burlington Northern Santa Fe Corp.                                     1,200,000      36,204         .48
CSX Corp.                                                              1,500,000      54,360         .72
                                                                                      90,564        1.20
TRADING COMPANIES & DISTRIBUTORS  -  1.15%
Genuine Parts Co.                                                      2,750,000      86,625        1.15

COMMERCIAL SERVICES & SUPPLIES  -  1.12%
Pitney Bowes Inc.                                                      1,250,000      52,650         .70
ServiceMaster Co.                                                      2,672,900      32,075         .42
                                                                                      84,725        1.12
AEROSPACE & DEFENSE  -  1.06%
Lockheed Martin Corp.                                                  1,650,000      61,133         .81
Raytheon Co.                                                             700,000      18,585         .25
                                                                                      79,718        1.06
AUTO COMPONENTS  -  1.01%
TRW Inc.                                                               1,849,300      75,821        1.01

HOUSEHOLD DURABLES  -  0.96%
Newell Rubbermaid Inc.                                                 1,250,000      31,375         .42
Stanley Works                                                            980,000      41,042         .54
                                                                                      72,417         .96
HOUSEHOLD & PERSONAL PRODUCTS  -  0.92%
Avon Products, Inc.                                                    1,085,000      50,214         .67
Kimberly-Clark Corp.                                                     345,000      19,286         .25
                                                                                      69,500         .92
OFFICE ELECTRONICS  -  0.91%
IKON Office Solutions, Inc.                                            7,000,000      68,600         .91

AUTOMOBILES  -  0.87%
General Motors Corp.                                                     500,000      32,175         .43
Suzuki Motor Corp.                                                     2,500,000      33,296         .44
                                                                                      65,471         .87
HEALTH CARE PROVIDERS & SERVICES  -  0.70%
Aetna Inc.                                                             2,050,000      53,034         .70

SOFTWARE  -  0.63%
Microsoft Corp.  /1/                                                     650,000      47,450         .63

TEXTILES & APPAREL  -  0.56%
NIKE, Inc., Class B                                                    1,000,000      41,990         .56

HEALTH CARE EQUIPMENT & SUPPLIES  -  0.55%
Becton, Dickinson and Co.                                              1,150,000      41,159         .55

MISCELLANEOUS  -  2.68%
Other common stocks in initial period                                                201,884        2.68
 of acquisition


Total Common Stocks                                                                4,482,338       59.45


                                                                      SHARES OR
                                                                      PRINCIPAL
CONVERTIBLE SECURITIES & PREFERRED STOCKS                                AMOUNT

CONVERTIBLE SECURITIES & PREFERRED STOCKS - 0.86%
Bell Atlantic Financial Services, Inc. 4.25%                         $10,000,000       9,800         .13
 convertible debentures 2005 /2/
Corning Inc. 0% convertible debentures 2015                          $14,000,000       7,893         .11
NB Capital Corp. 8.35% exchangeable depositary                           300,000       7,752         .10
 shares
Pharmacia Corp. 6.50% ACES convertible                                   250,000      10,100         .13
 preferred 2001, units
ProLogis Trust, Series D, 7.92% preferred                                480,000      11,376         .15
Swire Pacific Capital Ltd. 8.84% cumulative                              370,000       8,973         .12
 guaranteed perpetual capital securities /2/
Union Pacific Capital Trust 6.25% TIDES                                   30,000       1,412         .02
 convertible preferred 2028 /2/
Waste Management, Inc. 4.00% convertible                              $8,000,000       7,883         .10
 debentures 2002
                                                                                      65,189         .86
MISCELLANEOUS  -  0.06%
Other convertible securities & preferred                                               4,776         .06
 stocks in initial period of acquisition

Total Convertible Securities & Preferred Stocks                                       69,965         .92
Total Common Stocks, Convertible Securities                                        4,552,303       60.37
 and Preferred Stocks (cost: $4,014,643,000)


                                                                      PRINCIPAL
                                                                         AMOUNT
CORPORATE BONDS & NOTES                                                   (000)

BANKS  -  2.30%
AB Spintab 7.50% (undated) /2/ /3/                                        $2,600       2,533         .03
Abbey National PLC 6.70% (undated) /3/                                     5,000       4,785
Abbey National PLC 7.35% (undated) /3/)                                    4,500       4,559         .13
Ahmanson Capital Trust I Capital Securities,                               4,000       4,061
 Series A, 8.36% 2026 /2/
Great Western Financial Trust II, Series A,                                2,645       2,655
 8.206% 2027
Washington Mutual Bank, FA 6.875% 2011                                    10,000       9,971
Washington Mutual Finance 8.25% 2005                                       4,000       4,286         .28
Allfirst Preferred Capital Trust 6.26% 2029 /3/                            5,000       4,809         .06
Bank of Nova Scotia 5.188% Eurodollar Note                                 4,000       3,122         .04
 (undated) /3/
Bank of Scotland 7.00% (undated) /2/ /3/                                   4,225       4,168
National Westminster Bank PLC 7.75%                                        7,000       7,280         .15
 (undated) /3/
Banque Nationale de Paris 4.412% (undated) /3/                             3,000       2,882
BNP Paribas Capital Trust 9.003% noncumulative                             6,000       6,581
 trust preferred (undated) /2/
BNP U.S. Funding LLC, Series A, 7.738%                                    12,000      12,283         .29
 noncumulative preferred (undated) /2/ /3/
Barclays Bank PLC 7.375% (undated) /2/ /3/                                 6,300       6,271         .08
BCI U.S. Funding Trust I 8.01% (undated) /2/ /3/                           4,000       4,020         .05
Canadian Imperial Bank of Commerce 5.188%                                  1,600       1,266         .02
 Eurodollar Note (undated) /3/
Den Norske CreditBank 4.313% (undated) /3/                                 3,000       2,295         .03
Development Bank of Singapore Ltd. 7.125%                                  4,000       3,956         .05
 2011 /2/
Fuji JGB Investment LLC, Series A, 9.87%                                  12,425      11,742         .16
 noncumulative preferred (undated) /2/ /3/
HSBC Capital Funding LP 8.03% (undated) /3/ /4/                      Euro 5,000        4,661
HSBC Capital Funding LP, Series 1, 9.547%                                 $2,500       2,830
 noncumulative step-up perpetual preferred
 (undated) /2/ /3/ /4/
HSBC Capital Funding LP, Series 2, 10.176%                                10,100      12,438
 noncumulative step-up perpetual preferred
  (undated) /2/ /3/ /4/
Midland Bank 4.00% Eurodollar Note (undated) /3/                           4,000       3,198         .31
Regional Diversified Funding Ltd. 9.25% 2030 /2/                           6,500       6,624         .09
Skandinaviska Enskilda Banken 6.50%                                        7,500       7,550         .10
 (undated) /2/ /3/
SocGen Real Estate Co. LLC, Series A, 7.64%                               25,500      25,011         .33
 (undated) /2/ /3/
Standard Chartered Bank 8.00% 2031 /2/                                     3,875       3,935         .05
UBS Preferred Funding Trust 1 8.622% (undated)                             3,750       4,060         .05
                                                                                     173,832        2.30
UTILITIES  -  1.40%
AES Drax Holdings Ltd., Series A, 10.41%                                  13,000      14,218         .19
 2020 /5/
AES Red Oak, LLC, Series B, 9.20% 2029 /5/                                 3,000       3,145         .04
American Electric Power Co., Inc., Series A,                               7,100       6,991         .09
 6.125% 2006
Commonwealth Edison Co. 6.95% 2018                                         4,000       3,676
Commonwealth Edison Co., Series 75,                                       11,000      12,125
 9.875% 2020
Exelon Corp. 6.75% 2011                                                    5,125       5,054
Exelon Generation Co., LLC 6.95% 2011 /2/                                  3,000       2,986         .32
Edison Mission Energy 7.73% 2009                                           5,000       4,200
Edison Mission Holdings Co. 8.734% 2026 /5/                                2,500       2,306
Midwest Generation, LLC, pass-through                                      5,000       4,684         .15
 certificates, Series B, 8.56% 2016 /5/
Florida Gas Transmission Co. 7.625% 2010 /2/                               1,750       1,783         .02
Israel Electric Corp. Ltd. 7.75% 2009 /2/                                  7,500       7,480
Israel Electric Corp. Ltd. 7.95% 2011 /2/                                  3,875       3,902
Israel Electric Corp. Ltd. 7.75% 2027 /2/                                  7,500       6,689         .24
NiSource Finance Corp. 7.625% 2005                                         6,000       6,272
NiSource Finance Corp. 7.875% 2010                                         4,000       4,210         .14
Progress Energy, Inc. 7.10% 2011                                           5,750       5,814         .08
TXU Corp., Series J, 6.375% 2006                                          10,000       9,891         .13
                                                                                     105,426        1.40
TRANSPORTATION  -  1.17%
America West Airlines, Inc., pass-through                                  4,308       4,512         .06
 certificates, Series 2000-1, Class G,
 8.057% 2020 /5/
Atlas Air, Inc., pass-through trusts, Series                               2,725       2,712         .03
 1998-1, Class A, 7.38% 2019 /5/
Continental Airlines, Inc., pass-through                                   1,701       1,790
 certificates, Series 1996-2, Class B,
 8.56% 2014 /5/
Continental Airlines, Inc., pass-through                                   2,294       2,279
 certificates, Series 1997-4, Class A,
 6.90% 2018 /5/
Continental Airlines, Inc., pass-through                                   5,000       4,863
 certificates, Series 1998-3, Class A-2,
 6.32% 2008 /5/
Continental Airlines, Inc., pass-through                                   3,000       3,071
 certificates, Series 1998-3, Class C-2,
 7.25% 2005
Continental Airlines, Inc., pass-through                                   6,951       6,709
 certificates, Series 1999-1, Class B,
 6.795% 2020 /5/
Continental Airlines, Inc., pass-through                                   9,969      10,635         .39
 certificates, Series 2000-1, Class A-1,
 8.048% 2020 /5/
Delta Air Lines, Inc., pass-through certificates,                          1,500       1,471
 Series 1992-A2, 9.20% 2014 /5/
Delta Air Lines, Inc., pass-through certificates,                          5,000       5,342         .09
 Series 1993-A2, 10.50% 2016 /5/
Jet Equipment Trust, Series 1995-A, Class B,                               4,252       4,436
 8.64% 2015 /2/ /5/
Jet Equipment Trust, Series 1995-B, Class B,                               6,821       6,754         .15
 7.83% 2015 /2/ /5/
Northwest Airlines, Inc., pass-through                                    10,096      10,693         .14
 certificates, Series 1999-3, Class G,
 7.935% 2019 /5/
United Air Lines, Inc. 10.67% 2004                                         5,000       5,172
United Air Lines, Inc., pass-through certificates,                         4,000       4,051
 Series 1995-A2, 9.56% 2018 /5/
United Air Lines, Inc., pass-through certificates,                         3,850       4,049         .18
 Series 2000-1, Class A-2, 7.73% 2010 /5/
US Airways, pass-through certificates,                                     7,650       7,998
 Series 2000-3G, 7.89% 2020 /5/
US Airways, pass-through trust, Series 2001-1G,                            1,750       1,735         .13
 7.076% 2021 /5/
                                                                                      88,272        1.17
MEDIA  -  1.10%
A. H. Belo Corp. 7.75% 2027                                                4,500       4,034         .05
Cox Radio, Inc. 6.625% 2006                                                8,500       8,459         .11
Fox/Liberty Networks, LLC, FLN Finance, Inc.                              17,750      18,549         .25
 8.875% 2007
Hearst-Argyle Television, Inc. 7.00% 2018                                  3,550       3,169         .04
Liberty Media Corp. 7.875% 2009                                           10,000       9,558
Liberty Media Corp. 8.25% 2030                                             6,500       5,583         .20
News America Holdings Inc. 7.75% 2045                                     15,000      13,919
News America Inc. 7.25% 2018                                               5,000       4,617         .25
Time Warner Inc. 6.85% 2026                                                4,825       4,906         .07
Viacom Inc. 6.625% 2011 /2/                                               10,000       9,804         .13
                                                                                      82,598        1.10
TELECOMMUNICATION SERVICES  -  0.94%
AT&T Wireless Services, Inc. 7.875% 2011 /2/                              14,500      14,529
AT&T Wireless Services, Inc. 8.75% 2031 /2/                               10,000      10,390         .33
British Telecommunications PLC 8.125% 2010                                 8,800       9,284         .12
CenturyTel, Inc., Series H, 8.375% 2010                                   15,000      15,670         .21
France Telecom 7.75% 2011 /2/                                              7,000       7,131         .10
TCI Communications, Inc. 8.75% 2015                                        2,000       2,243         .03
TELUS Corp. 7.50% 2007                                                     2,750       2,783
TELUS Corp. 8.00% 2011                                                     5,000       5,102         .10
Vodafone AirTouch PLC 7.75% 2010                                           3,500       3,683         .05
                                                                                      70,815         .94
MATERIALS  -  0.73%
BHP Finance Ltd. 8.50% 2012                                                2,500       2,740
BHP Finance Ltd. 6.75% 2013                                               10,000       9,573         .16
Equistar Chemicals, LP 8.50% 2004                                          2,500       2,448         .03
Georgia-Pacific Corp. 8.125% 2011                                         15,575      15,601
Georgia-Pacific Corp. 8.875% 2031                                          5,000       5,004         .27
Inco Ltd. 9.60% 2022                                                       5,000       4,890         .07
Phelps Dodge Corp. 8.75% 2011                                              6,000       5,903         .08
Scotia Pacific Co. LLC, Series B, Class A-1,                               5,189       5,163
 6.55% 2028 /5/
Scotia Pacific Co. LLC, Series B, Class A-3,                               5,000       3,750         .12
 7.71% 2028
                                                                                      55,072         .73
INSURANCE  -  0.65%
Allstate Corp. 6.75% 2018                                                  8,350       8,050         .11
The Equitable Life Assurance Society 6.95%                                 1,750       1,808         .02
 2005 /2/
ING Capital Funding Trust III 8.439%                                      13,000      13,819
 (undated) /3/
ReliaStar Financial Corp. 8.00% 2006                                       9,250       9,996         .32
Lindsey Morden Group Inc., Series B, 7.00%                             C$ 5,520        2,552         .03
 2008 /2/ /6/
Provident Companies, Inc. 7.00% 2018                                      $9,500       8,675         .12
Royal & Sun Alliance Insurance Group PLC                                   3,500       3,743         .05
 8.95% 2029
                                                                                      48,643         .65
TECHNOLOGY HARDWARE & EQUIPMENT - 0.47%
Compaq Computer Corp. 6.20% 2003                                          31,750      31,656         .42
Motorola, Inc. 5.80% 2008                                                  4,175       3,490         .05
                                                                                      35,146         .47
CAPITAL GOODS - 0.39%
BAE SYSTEMS 2001 Asset Trust Pass Through Trusts,                          8,250       8,254         .11
 pass-through certificates, Series 2001, Class G,
 MBIA Insured, 6.664% 2013 /2/ /5/
Deere & Co. 8.95% 2019                                                     7,330       8,049         .11
Hutchison Whampoa International Ltd.                                       3,500       3,483         .04
 7.00% 2011 /2/
Wharf International Finance Ltd., Series A,                               10,000      10,148         .13
 7.625% 2007
                                                                                      29,934         .39
COMMERCIAL SERVICES & SUPPLIES - 0.39%
Cendant Corp. 7.75% 2003                                                   8,650       8,833         .12
Sotheby's Holdings, Inc. 6.875% 2009                                       3,000       2,400         .03
Waste Management, Inc. 6.875% 2009                                         3,250       3,164
Waste Management, Inc. 7.375% 2010                                         3,500       3,505
Waste Management, Inc. 7.10% 2026                                         11,000      11,194         .24
                                                                                      29,096         .39
RETAILING  -  0.38%
Federated Department Stores, Inc. 6.625% 2011                              3,750       3,601         .05
J.C. Penney Co., Inc. 7.05% 2005                                           4,500       4,207
J.C. Penney Co., Inc. 7.60% 2007                                           3,200       2,944
J.C. Penney Co., Inc. 7.95% 2017                                          11,000       8,800
J.C. Penney Co., Inc. 8.25% 2022 /5/                                       3,000       2,340         .24
May Department Stores Co. 9.875% 2021                                      6,500       6,813         .09
                                                                                      28,705         .38
HOTELS, RESTAURANTS & LEISURE - 0.31%
Harrah's Operating Co., Inc. 7.125% 2007 /2/                               4,500       4,464         .06
MGM Mirage Inc. 8.50% 2010                                                 9,500       9,898
Mirage Resorts, Inc. 6.75% 2008                                            3,000       2,843         .17
Royal Caribbean Cruises Ltd. 7.00% 2007                                    7,000       6,359         .08
                                                                                      23,564         .31
CONSUMER DURABLES & APPAREL - 0.30%
Hasbro, Inc. 7.95% 2003                                                    3,000       2,918
Hasbro, Inc. 8.50% 2006                                                    5,000       4,850         .11
VF Corp. 8.50% 2010                                                       13,750      14,513         .19
                                                                                      22,281         .30
CONSUMER FINANCE  -  0.29%
Capital One Bank 8.25% 2005                                               12,000      12,390         .16
Household Finance Corp. 6.75% 2011                                        10,000       9,868         .13
                                                                                      22,258         .29
HEALTH CARE EQUIPMENT & SERVICES - 0.28%
Aetna Inc. 7.875% 2011                                                    21,750      21,078         .28

FOOD & DRUG RETAILING - 0.27%
Delhaize America, Inc. 8.125% 2011 /2/                                    14,100      14,654
Delhaize America, Inc. 9.00% 2031 /2/                                      5,000       5,433         .27
                                                                                      20,087         .27
AUTOMOBILES & COMPONENTS - 0.26%
Cooper Tire & Rubber Co. 7.25% 2002                                        2,000       2,039         .03
Ford Motor Credit Co. 5.80% 2009                                           5,750       5,305
Ford Motor Credit Co. 7.375% 2011                                          3,500       3,546         .12
General Motors Acceptance Corp. 7.75% 2010                                 3,500       3,658         .05
TRW Inc. 7.125% 2009                                                       5,000       4,846         .06
                                                                                      19,394         .26
REAL ESTATE - 0.13%
EOP Operating LP 8.10% 2010                                                3,750       4,005
EOP Operating LP 7.25% 2018                                                2,000       1,877         .08
ProLogis Trust 7.05% 2006                                                  4,000       4,057         .05
                                                                                       9,939         .13
ENERGY - 0.11%
Colonial Pipeline Co. 7.75% 2010 /2/                                       2,000       2,049         .03
OXYMAR 7.50% 2016 /2/                                                      6,000       4,740         .06
Petrozuata Finance, Inc., Series B,                                        2,080       1,721         .02
 8.22% 2017 /2/ /5/
                                                                                       8,510         .11
PHARMACEUTICALS & BIOTECHNOLOGY  -  0.11%
Lilly Del Mar Inc. 5.499% 2029 /2/ /3/                                     8,000       8,011         .11

COLLATERALIZED MORTGAGE OBLIGATIONS /5/ -1.68%
Bear Stearns Commercial Mortgage Securities Inc.,                          6,000       5,912         .08
 Series 2001-TOP2, Class A-2, 6.48% 2035
Chase Commercial Mortgage Securities Corp.,                                3,000       3,123         .04
 pass-through certificates, Series 1999-1,
 Class C, 7.625% 2019
Chase Commercial Mortgage Securities Corp.,                               28,150      28,033
 Series 1998-2, Class A-2, 6.39% 2030
Chase Commercial Mortgage Securities Corp.,                                2,500       2,310         .40
 Series 1998-2, Class E, 6.39% 2030
DLJ Commercial Mortgage Corp., Series 1999-CG1,                            3,750       3,738         .05
 Class A1B, 6.46% 2009
DLJ Mortgage Acceptance Corp., Series 1995-CF2,                            6,000       6,162         .08
 Class A1B, 6.85% 2027 /2/
DLJ Mortgage Acceptance Corp., Series 1996-CF2,                            6,000       6,245         .08
 Class A1, 7.29% 2021 /2/
GMAC Commercial Mortgage Securities, Inc.,                                   945         959         .01
 Series 1997-C1, Class A1, 6.83% 2003
GS Mortgage Securities Corp. II, pass-through                             10,000       9,746         .13
 certificates, Series 1998-C1, Class D,
 7.45% 2030 /3/
J.P. Morgan Commercial Mortgage Finance Corp.,                             1,605       1,634         .02
 Series 1996-C3, Class A-1, 7.33% 2028
L.A. Arena Funding, LLC 7.656% 2026 /2/                                    6,500       6,644         .09
LB-UBS Commercial Mortgage Trust, Series 2000-C3,                          3,750       4,045         .05
 Class A-2, 7.95% 2010
Merrill Lynch Mortgage Investors, Inc., Series                            13,500      13,907         .19
 1995-C3, Class A-3, 7.058% 2025 /3/
Merrill Lynch Mortgage Investors, Inc.,                                    6,750       7,111         .10
 pass-through certificates, Series 1999-C1,
 Class A-2, 7.56% 2031
Nomura Asset Securities Corp., Series 1998-D6,                            11,170      11,337         .15
 Class A-A1, 6.28% 2030
PNC Mortgage Securities Corp., Series 1998-10,                             5,820       5,542         .07
 Class 1-B1, 6.50% 2028 /2/
Residential Funding Mortgage Securities I, Inc.,                           2,544       2,614         .04
 Series 2001-S1, Class A-1, 7.00% 2016
Structured Asset Securities Corp., Series                                  7,404       7,811         .10
 1998-RF2, Class A, 8.538% 2027 /2//3/
                                                                                     126,873        1.68
ASSET-BACKED OBLIGATIONS /5/ - 0.91%
Airplanes Pass Through Trust, pass-through                                12,781      12,174         .16
 certificates, Class 1-C, 8.15% 2019
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                            3,778       3,795         .05
 Class A-6, 6.95% 2015
GRCT Consumer Loan Trust, Series 2001-1A,                                  5,250       5,238         .07
 Class 2BRV, 6.251% 2020 /2/
Grupo Financiero Banamex Accival, SA de CV                                 1,198       1,102         .01
 0% 2002 /2/
H. S. Receivables Corp., Series 1999-1, Class A,                           5,156       5,295         .07
 8.13% 2006 /2/
MBNA Master Credit Card Trust, Series 1998-E,                              2,500       2,450         .03
 Class C, 6.60% 2010 /2/
MMCA Auto Owner Trust, Series 2001-2, Class B,                             5,000       4,980         .07
 Asset Backed Notes, 5.75% 2007
Pegasus Aviation Lease Securitization, Series                              5,500       5,757         .08
 2000-1, Class A-2, 8.37% 2030 /2/
PP&L Transition Bond Co. LLC, Series 1999-1,                               7,000       7,353         .10
 Class A-7, 7.05% 2009
Providian Master Trust, Series 2000-1, Class C,                            6,000       6,014         .08
 5.13% 2009 /2/ /3/
Puerto Rico Public Financing Corp., Series 1999-1,                         9,046       9,000         .12
 Class A, 6.15% 2008
Residential Funding Mortgage Securities II,                                5,750       5,673         .07
 Series 2001-HS2, Class A4, 6.43% 2016
                                                                                      68,831         .91
Total Corporate Bonds & Notes                                                      1,098,365       14.57


U.S. TREASURY & AGENCY OBLIGATIONS

FEDERAL AGENCY OBLIGATIONS:  MORTGAGE
 PASS-THROUGHS /5/ - 6.24%
Fannie Mae 6.00%-9.00% 2008-2031                                         127,427     128,655        1.71
Freddie Mac 7.50%-10.00% 2008-2024                                         6,552       7,066         .09
Government National Mortgage Assn. 6.00%-10.00%                          327,211     334,916        4.44
 2009-2031
                                                                                     470,637        6.24
FEDERAL AGENCY OBLIGATIONS: COLLATERALIZED
 MORTGAGE OBLIGATIONS /5/ - 0.10%
Fannie Mae, Series 2001-4, Class NA,                                       3,635       4,077
 11.669% 2025 /3/
Fannie Mae, Series 2001-20, Class D,                                         733         804         .07
 10.94% 2031
Freddie Mac, Series 2310, Class B, 9.79% 2015                              2,241       2,413         .03
                                                                                       7,294         .10
FEDERAL AGENCY OBLIGATIONS: OTHER - 0.09%
Fannie Mae, Medium Term Note, 6.75% 2028                                   5,000       4,666         .06
Freddie Mac 5.75% 2010                                               Euro 3,000        2,615         .03
                                                                                       7,281         .09
U.S. TREASURY OBLIGATIONS - 9.06%
6.375% September 2001                                                    $87,000      87,530
6.125% December 2001                                                      50,000      50,586
14.25% February 2002                                                       2,000       2,126
3.625% July 2002 /7/                                                     132,511     134,995
10.75% May 2003                                                            5,000       5,572
6.875% May 2006                                                           37,500      40,441
3.375% January 2007 /7/                                                   40,464      40,932
3.625% January 2008 /7/                                                  109,470     112,234
10.375% November 2009                                                     15,000      17,498
10.00% May 2010                                                            4,500       5,275
3.50% January 2011 /7/                                                    15,242      15,309
5.00% February 2011                                                       35,000      33,955
10.375% November 2012                                                     10,000      12,648
7.25% May 2016                                                            30,000      34,172
8.875% August 2017                                                        56,925      74,723
6.00% February 2026                                                       15,000      15,176        9.06
                                                                                     683,172        9.06
Total U.S. Treasury & Agency                                                       1,168,384       15.49

OTHER OBLIGATIONS

OTHER OBLIGATIONS - 0.07%
Other obligations in initial peroid                                        5,000       5,285         .07
 of acquisition

Total Corporate Bonds & Notes, U.S. Treasury                                       2,272,034       30.13
 & Agency and Other Obligations
 (cost: $2,232,863,000)





SHORT-TERM SECURITIES

CORPORATE SHORT-TERM NOTES - 6.72%
American Express Credit Corp. 3.69%-4.00%                                 40,300      40,045         .53
 due 8/29/2001
American General Corp. 3.90% due 7/30/2001                                20,000      19,935
American General Finance Corp. 3.95%                                      16,700      16,650         .48
 due 7/27/2001
CIT Group, Inc. 4.63% due 7/9/2001                                        29,500      29,466         .39
E.I. du Pont de Nemours and Co. 3.86%-3.96%                               40,000      39,885         .53
 due 7/20-8/6/2001
Equilon Enterprises LLC 3.88% due 8/10/2001                               22,050      21,952         .29
Gillette Co. 3.72% due 9/6/2001 /2/                                       35,000      34,747         .46
International Lease Finance Corp. 3.68%-3.99%                             50,000      49,846         .66
 due 7/16-9/12/2001
Knight-Ridder, Inc. 3.72% due 9/18/2001                                   25,000      24,790         .33
Marsh USA Inc. 3.88% due 11/1/2001 /2/                                    32,500      32,077         .43
Preferred Receivables Funding Corp. 3.65%-3.93%                           50,000      49,754         .66
 due 8/6-8/20/2001 /2/
SBC Communications Inc. 3.64%-3.91% due                                   52,250      52,095         .69
 7/10-8/10/2001 /2/
Target Corp. 3.89% due 7/13/2001                                          30,000      29,958         .40
Tribune Co. 3.60%-3.95% due 7/18-8/21/2001 /2/                            32,500      32,412         .43
Verizon Network Funding Corp. 3.87%-4.22%                                 33,100      33,057         .44
 due 7/11-7/12/2001
                                                                                     506,669        6.72

FEDERAL AGENCY SHORT-TERM OBLIGATIONS - 2.76%
Federal Home Loan Banks 3.895%-4.08% due                                  59,900      59,746         .79
 7/2-8/1/2001
Fannie Mae 3.79%-3.88% due 8/16-9/18/2001                                 76,900      76,395        1.01
Freddie Mac 3.87%-4.66% due 7/5-8/9/2001                                  72,600      72,395         .96
                                                                                     208,536        2.76
Total Short-Term Securities (cost: $715,191,000)                                     715,205        9.48
Total Investment Securities (cost: $6,962,697,000)                                 7,539,542       99.98
Excess of cash and receivables over payables                                           1,690         .02
Net Assets                                                                         7,541,232      100.00

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
    resale may be limited to qualified
    institutional buyers; resale to public
    may require registration.
/3/ Coupon rate may change periodically.
/4/ Step bond; coupon rate will increase at a
    later date.
/5/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
    Therefore, the effective maturities
    are shorter than the stated maturities.
/6/ Valued under procedures established by the
    Board of Directors.
/7/ Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements

EQUITY SECURITIES ADDED TO THE PORTFOLIO SINCE DECEMBER 31, 2000

ALLTEL
Aon
Becton, Dickinson and Co.
Cisco Systems
Corning
Dell Computer
First Union
FleetBoston Financial
FPL Group
Gap
General Motors
Johnson & Johnson
McDonald's
Mead
Merck
Motorola
PG&E
Raytheon
Schering-Plough
Tosco
TRW
TXU
Wachovia
Xilinx


EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE DECEMBER 31, 2000

American Electric Power
Bergen Brunswig
BMC Software
Eaton
Fluor
Guidant
Imperial Chemical Industries
Massey Energy
Murphy Oil
PPG Industries
United Technologies
UnitedHealth Group
Waste Management
York International

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                       Unaudited
at June 30, 2001                                                             (dollars in  thousands)

Assets:
Investment securities at market
 (cost: $6,962,697)                                                                            $7,539,542
Cash                                                                                                   62
Receivables for -
 Sales of investments                                                            $22,832
 Sales of fund's shares                                                           43,783
 Dividends and interest                                                           41,014          107,629
                                                                                                7,647,233
Liabilities:
Payables for -
 Purchases of investments                                                         87,309
 Repurchases of fund's shares                                                     14,225
 Management services                                                               1,728
 Other expenses                                                                    2,739          106,001
Net Assets at June 30, 2001                                                                    $7,541,232

 Total authorized capital stock -
  1,500,000,000 shares, $.001 par value
 Class A shares:
  Net assets                                                                                   $7,210,748
  Shares outstanding                                                                          448,395,680
  Net asset value per share                                                                        $16.08
 Class B shares:
  Net assets                                                                                     $212,417
  Shares outstanding                                                                           13,236,580
  Net asset value per share                                                                        $16.05
 Class C shares:
  Net assets                                                                                      $97,594
  Shares outstanding                                                                            6,083,600
  Net asset value per share                                                                        $16.04
 Class F shares:
  Net assets                                                                                      $20,473
  Shares outstanding                                                                            1,273,180
  Net asset value per share                                                                        $16.08

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                                                   Unaudited
for the six months ended June 30, 2001                                       (dollars in  thousands)
Investment Income:
Income:
 Dividends                                                                       $44,841
 Interest                                                                         84,369         $129,210

Expenses:
 Management services fee                                                           9,555
 Distribution expenses - Class A                                                   8,202
 Distribution expenses - Class B                                                     520
 Distribution expenses - Class C                                                     118
 Distribution expenses - Class F                                                       5
 Transfer agent fee - Class A                                                      3,855
 Transfer agent fee - Class B                                                         66
 Administrative services fees - Class C                                               37
 Administrative services fees - Class F                                                6
 Reports to shareholders                                                             187
 Registration statement and prospectus                                               272
 Postage, stationery and supplies                                                    502
 Directors' fees                                                                      82
 Auditing and legal fees                                                              55
 Custodian fee                                                                        75
 Other expenses                                                                       15           23,552
Net investment income                                                                             105,658

Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                                                 229,277
Net unrealized appreciation on investments                                                         55,238
 Net realized gain and
  unrealized appreciation
  on investments                                                                                  284,515
Net Increase in Net Assets Resulting
 from Operations                                                                                 $390,173

See Notes to Financial Statements







STATEMENT OF CHANGES IN NET ASSETS                                           (dollars in  thousands)

                                                                              Six Months       Year Ended
                                                                          Ended June 30,     December 31,
                                                                                   2001*              2000
Operations:
Net investment income                                                         $  105,658       $  222,742
Net realized gain on investments                                                 229,277          283,175
Net unrealized appreciation
 on investments                                                                   55,238          326,358
 Net increase in net assets
  resulting from operations                                                      390,173          832,275
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
 Class A                                                                        (117,196)        (215,118)
 Class B                                                                          (1,531)            (390)
 Class C                                                                            (308)                -
 Class F                                                                             (54)                -
Distributions from net realized gain on investments:
 Class A                                                                         (16,162)        (215,563)
 Class B                                                                            (163)          (1,181)
  Total dividends and distributions                                             (135,414)        (432,252)

Capital Share Transactions:
Proceeds from shares sold                                                      1,721,079        1,236,617
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments                               127,580          410,463
Cost of shares repurchased                                                      (642,605)      (1,948,133)
 Net increase (decrease) in net assets resulting
  from capital share transactions                                              1,206,054         (301,053)
Total Increase in Net Assets                                                   1,460,813           98,970

Net Assets:
Beginning of period                                                            6,080,419        5,981,449
End of period (including
 undistributed net investment
 income: $29,021 and $42,452,
 respectively)                                                                $7,541,232       $6,080,419

*Unaudited.

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Balanced Fund, Inc.(the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in stocks and fixed-income securities.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 5.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.


2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such
distributions are made.   Required distributions are based on net investment
income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of June 30, 2001, the cost of investment securities for book and federal income tax reporting purposes was $6,962,697,000. Net unrealized appreciation on investments aggregated $576,845,000; $806,623,000 related to appreciated securities and $229,778,000 related to depreciated securities. For the six months ended June 30, 2001, the fund realized tax basis net capital gains of $229,376,000. Net losses related to non-U.S. currency transactions of $99,000 are treated as an adjustment to ordinary income for federal income tax purposes.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $9,555,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.42% per annum of the first $500 million of daily net assets decreasing to 0.25% of such assets in excess of $10.5 billion. For the six months ended June 30, 2001, the management services fee was equivalent to an annualized rate of 0.285% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc.("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the six months ended June 30, 2001, aggregate distribution expenses were limited to $8,202,000, or 0.25% of average daily net assets attributable to Class A shares. As of June 30, 2001, unreimbursed expenses which remain subject to reimbursement totaled $7,416,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended June 30, 2001, aggregate distribution expenses were $520,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended June 30, 2001, aggregate distribution expenses were $118,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended June 30, 2001, aggregate distribution expenses were $5,000, or 0.25% of average daily net assets attributable to Class F shares.

As of June 30, 2001, aggregate distribution expenses payable to AFD for all share classes were $1,379,000.

AFD received $3,129,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended June 30, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $3,921,000 was incurred during the six months ended June 30, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of June 30, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $714,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended June 30, 2001, total fees under the agreement were $43,000. As of June 30, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $13,000.

DEFERRED DIRECTORS' FEES - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of June 30, 2001, the cumulative amount of these liabilities was $602,000. Directors' fees during the six months ended June 30, 2001, were $82,000, comprised of $65,000 in current fees (either paid in cash or deferred), and $17,000, representing the net increase in the value of deferred compensation.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.


4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,549,433,000 and $1,509,010,000, respectively, during the six months ended June 30, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended June 30, 2001, the custodian fee of $75,000 includes $36,000 that was paid by these credits rather than in cash.

As of June 30, 2001, net assets consisted of the following:

                                                                             DOLLARS IN THOUSANDS
Capital paid in on shares of capital stock                                                 6,707,120
Undistributed net investment income                                                           29,021
Undistributed net realized gain                                                              228,283
Net unrealized appreciation                                                                  576,808
Net assets                                                                                $7,541,232

Capital share transactions in the fund were as follows:

                                                                          Six Months        Six Months
                                                                               ended             ended
                                                                            June 30,          June 30,
                                                                                2001              2001
                                                                        Amount (000)            Shares
Class A Shares:
    Sold                                                                  $1,429,677        90,449,673
    Reinvestment of dividends and distributions                              125,635         7,926,650
    Repurchased                                                             (637,296)      (40,434,973)
      Net increase (decrease) in Class A                                     918,016        57,941,350
Class B Shares: /1/
    Sold                                                                     173,242        10,929,320
    Reinvestment of dividends and distributions                                1,609           100,788
    Repurchased                                                               (4,340)         (275,248)
      Net increase in Class B                                                170,511        10,754,860
Class C Shares: /2/
    Sold                                                                      97,404         6,104,331
    Reinvestment of dividends and distributions                                  287            17,637
    Repurchased                                                                 (615)          (38,368)
      Net increase in Class C                                                 97,076         6,083,600
Class F Shares: /2/
    Sold                                                                      20,756         1,292,369
    Reinvestment of dividends and distributions                                   49             3,004
    Repurchased                                                                 (354)          (22,193)
      Net increase in Class F                                                 20,451         1,273,180
Total net increase (decrease) in fund                                     $1,206,054        76,052,990





                                                                          Year ended        Year ended
                                                                        December 31,       December 31,
                                                                                2000              2000
                                                                        Amount (000)            Shares

Class A Shares:                                                           $1,200,243        82,263,334
    Sold                                                                     408,946        28,054,561
    Reinvestment of dividends and distributions                           (1,947,161)     (134,793,441)
    Repurchased                                                             (337,972)      (24,475,546)
      Net increase (decrease) in Class A
Class B Shares: /1/                                                           36,374         2,443,624
    Sold                                                                       1,517           102,771
    Reinvestment of dividends and distributions                                 (972)          (64,675)
    Repurchased                                                               36,919         2,481,720
      Net increase in Class B
Class C Shares: /2/                                                              -                 -
    Sold                                                                         -                 -
    Reinvestment of dividends and distributions                                  -                 -
    Repurchased                                                                  -                 -
      Net increase in Class C
Class F Shares: /2/                                                              -                 -
    Sold                                                                         -                 -
    Reinvestment of dividends and distributions                                  -                 -
    Repurchased                                                                  -                 -
      Net increase in Class F                                             $ (301,053)      (21,993,826)
Total net increase (decrease) in fund


/1/ Class B shares were not offered before
    March 15, 2000.
/2/ Class C and Class F shares were not offered before March 15, 2001.

Per-Share Data and Ratios

                                                                  Class A         Class A         Class A
                                                               Six months
                                                                    ended      Year ended      Year ended
                                                                 June 30,    December 31,    December 31,
                                                             2001 /1/,/2/            2000            1999
Net Asset Value, Beginning of Period                               $15.47          $14.42          $15.76

  Income from Investment Operations :
    Net investment income                                         .25 /3/         .57 /3/             .56

    Net gains (losses) on securities (both                        .68 /3/        1.62 /3/            (.04)
 realized and unrealized)

      Total from investment operations                                .93            2.19             .52

  Less Distributions :
    Dividends (from net investment income)                           (.28)           (.56)           (.56)

    Distributions (from capital gains)                               (.04)           (.58)          (1.30)

      Total distributions                                            (.32)          (1.14)          (1.86)

Net Asset Value, End of Period                                     $16.08          $15.47          $14.42

Total Return /4/                                                     6.05%          15.86%           3.47%

Ratios/Supplemental Data:

  Net assets, end of period (in millions)                          $7,211          $6,042          $5,981

  Ratio of expenses to average net assets                         .69%/5/             .69%            .66%

  Ratio of net income to average net assets                      3.18%/5/            3.93%           3.59%



                                                                  Class A         Class A         Class A
                                                               Year ended      Year ended      Year ended
                                                             December 31,    December 31,    December 31,
                                                                     1998            1997            1996
Net Asset Value, Beginning of Period                               $15.68          $14.55          $14.15

  Income from Investment Operations :
    Net investment income                                             .56             .58             .57

    Net gains (losses) on securities                                 1.13            2.41            1.24
 (both realized and unrealized)

      Total from investment operations                               1.69            2.99            1.81

  Less Distributions :
    Dividends (from net investment income)                           (.56)           (.56)           (.56)

    Distributions (from capital gains)                              (1.05)          (1.30)           (.85)

      Total distributions                                           (1.61)          (1.86)          (1.41)

Net Asset Value, End of Period                                     $15.76          $15.68          $14.55

Total Return /4/                                                    11.13%          21.04%          13.17%

Ratios/Supplemental Data:

  Net assets, end of period (in millions)                          $5,881          $5,036          $3,941

  Ratio of expenses to average net assets                             .63%            .65%            .67%

  Ratio of net income to average net assets                          3.57%           3.74%           4.01%



                                                                  Class B
                                                               Six months         Class B         Class C
                                                                    ended     March 15 to     March 15 to
                                                                 June 30,    December 31,        June 30,
                                                             2001 /1/,/2/        2000 /1/    2001 /1/,/2/
Net Asset Value, Beginning of Period                               $15.46          $13.65          $15.47

  Income from Investment Operations :
    Net investment income /3/                                         .18             .33             .09

    Net gains on securities (both realized                            .68            2.41             .59
 and unrealized) /3/

      Total from investment operations                                .86            2.74             .68

  Less Distributions :
    Dividends (from net investment income)                           (.23)           (.35)           (.11)

    Distributions (from capital gains)                               (.04)           (.58)               -

      Total distributions                                            (.27)           (.93)           (.11)

Net Asset Value, End of Period                                     $16.05          $15.46          $16.04

Total Return /4/                                                     5.61%          20.52%           4.38%

Ratios/Supplemental Data:

  Net assets, end of period (in millions)                            $212             $38             $98

  Ratio of expenses to average net assets                        1.45%/5/        1.44%/5/             .48%

  Ratio of net income to average net assets                      2.33%/5/        3.02%/5/             .58%



                                                                  Class F
                                                              March 15 to
                                                                 June 30,
                                                              2001/1/,/2/
Net Asset Value, Beginning of Period                               $15.50

  Income from Investment Operations :
    Net investment income /3/                                         .12

    Net gains on securities (both realized                            .59
 and unrealized) /3/

      Total from investment operations                                .71

  Less Distributions :
    Dividends (from net investment income)                           (.13)

    Distributions (from capital gains)                                   -

      Total distributions                                            (.13)

Net Asset Value, End of Period                                     $16.08

Total Return /4/                                                     4.58%

Ratios/Supplemental Data:

  Net assets, end of period (in millions)                             $20

  Ratio of expenses to average net assets                             .25%

  Ratio of net income to average net assets                           .79%


Supplemental Data - All Classes
                                                               Six months
                                                                    ended       Year ended      Year ended
                                                                 June 30,     December 31,    December 31,
                                                             2001 /1/,/2/             2000            1999
Portfolio turnover rate                                             24.73%          51.31%          48.47%



                                                                Year ended      Year ended      Year ended
                                                              December 31,    December 31,    December 31,
                                                                      1998            1997            1996
                                                                    54.05%          44.01%          43.85%
Portfolio turnover rate


/1/ Based on operations for the period
    shown and, accordingly, not
    representative of a full year.
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4/ Total returns exclude all sales charges, including contingent deferred sales charges.
/5/ Annualized.

SHARE RESULTS: CLASS B, CLASS C AND CLASS F
Average annual compound returns for periods ended June 30, 2001:

CLASS B SHARES                              1 YEAR         LIFE OF CLASS*
Reflecting applicable contingent            +13.39%        +17.57%
deferred sales charge(CDSC),
maximum of 5%, payable only if
shares are sold

Not reflecting CDSC                         +18.39%        +20.51%

CLASS C AND CLASS F SHARES
Results for these shares are not shown because of the brief time between their introduction on March 15, 2001, and the end of period.

*From March 15, 2000, when B shares first became available.


[The American Funds Group/R/]


OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing Address: P.O. Box 7650
San Francisco, California 94120-7650


INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823


TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280


CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001


COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371


PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

There are several ways to invest in American Balanced Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B Shares were 0.76% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares are subject to annual expenses about 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, have higher expenses (about 0.06% a year) than do Class A shares, and an annual asset-based fee charged by the sponsoring firm. Because expenses are first deducted from income, dividends for each share class will vary.

This report is for the information of shareholders of American Balanced Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2001, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Printed on recycled paper
Litho in USA AGD/GP/5202
Lit. No. AMBAL-013-0801